Income Taxes - Company's net deferred tax assets (Details) - Deerfield Healthcare Technology Acquisitions Corp - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Start-up/Organization costs		$ 815,166
Net operating loss carryforwards		9,104
Total deferred tax assets		824,269
Valuation allowance		(824,269)
Deferred tax asset, net of allowance	$ 334,000	$ 0